Net charges related to Ukraine Conflict (Tables)	12 Months Ended
Dec. 31, 2023
Unusual or Infrequent Items, or Both [Abstract]
Summary of Charges Recognized as a Result of Conflict in Ukraine

	Year ended 31 December,
	2023	2022
	(U.S. Dollars in millions)
(Recoveries) write-offs and impairments of flight equipment	$(15)	$3,160	(a)
Insurance proceeds received	(1,254)	—
Derecognition of lease-related assets and liabilities	—	(237)
Letters of credit receipts and other collections	(19)	(257)
Net (recoveries) charges related to Ukraine Conflict	$(1,288)	$2,666

(a)    Includes $2.9 billion and $295 million of write-offs and impairments of flight equipment, respectively.